CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Licensing and collaboration revenue | ¥			¥ 366
Expenses
Research and development expenses	¥ (485,388)	$ (70,375)	(326,899)	¥ (168,830)
Administrative expenses	(139,270)	(20,192)	(137,040)	(45,566)
Loss from operations	(624,658)	(90,567)	(463,573)	(214,396)
Interest income	23,917	3,468	9,116	2,870
Interest expense	(6,737)	(977)	(5,063)	(2,155)
Other income	8,001	1,160	9,120	4,707
Foreign exchange loss, net	(8,169)	(1,184)	(1,297)	(2,914)
Others, net	159	23	(57)	(12)
Loss before income tax	(607,487)	(88,077)	(451,754)	(211,900)
Income tax expense	(22)	(3)
Net loss	(607,509)	(88,080)	(451,754)	(211,900)
Accretion of convertible redeemable preferred shares to redemption value | ¥			(1,989)	(62,733)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(607,509)	(88,080)	(453,743)	(274,633)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	131,464	19,060	(34,024)	(20,753)
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (476,045)	$ (69,020)	¥ (487,767)	¥ (295,386)
Weighted average number of ordinary shares used in per share calculation:
-Basic | shares	338,342,051	338,342,051	328,866,599	99,044,776
-Diluted | shares	338,342,051	338,342,051	328,866,599	99,044,776
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders
-Basic | (per share)	¥ (1.80)	$ (0.26)	¥ (1.38)	¥ (2.77)
-Diluted | (per share)	¥ (1.80)	$ (0.26)	¥ (1.38)	¥ (2.77)